Share-based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended
	Feb. 03, 2015 shares	Nov. 30, 2009 shares	Oct. 31, 2019 shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 $ / shares	Sep. 30, 2020 USD ($)	Apr. 30, 2018 shares
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of compensation plan			10 years
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥				¥ 2,177,000		¥ 3,183,000
NetEase Group [Member] | 2009 RSU Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance		323,694,050
Term of compensation plan		10 years
NetEase Group [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance			322,458,300
Youdao, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares					$ 23.37		$ 4.12
Fair value of options vested				11,536,000	$ 1,699	0
Youdao, Inc. [Member] | 2015 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance	8,000,000								10,222,222
Term of compensation plan	10 years
Shares-based compensation expense | ¥						¥ 0
Total unrecognized compensation expense				¥ 108,966,000				$ 16,049
Weighted average remaining vesting period				2 years 5 months 19 days	2 years 5 months 19 days
Additional number of shares reserved for future issuance									2,222,222